Offerings - Offering: 1	Dec. 21, 2024 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Maximum Aggregate Offering Price	$ 3,000,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 459,300